Expenses by Nature - Summary of Expenses by Nature Selling and Marketing Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Attribution of expenses by nature to their function
Employee benefit expenses	₺ (6,468,042)	₺ (6,960,906)	₺ (6,843,158)
Selling and marketing expenses
Attribution of expenses by nature to their function
Employee benefit expenses	(1,415,584)	(1,511,353)	(1,498,301)
Marketing expense	(1,171,048)	(1,429,118)	(1,213,753)
Selling expense	(261,070)	(318,709)	(412,084)
Others	(209,546)	(206,342)	(136,171)
Operating expense	₺ (3,057,248)	₺ (3,465,522)	₺ (3,260,309)